Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Stock Option Plan Activity

A summary of the Company’s stock option activity under the Plans is set forth below (in thousands, except exercise price and remaining contractual life data):

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Terms (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2019	3,757	$3.95	7.81	$8,618
Granted	1,542	$11.31
Exercised	(419)	$2.86
Forfeited and expired	(117)	$7.28
Balance as of December 31, 2020	4,763	$6.35	7.71	$240,504
Exercisable as of December 31, 2020	1,591	$3.89	6.40	$84,226

Summary of Estimated Fair Value Assumptions

The fair value of each stock option grant is estimated on the date of grant using the following assumptions for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Expected term (in years)	5.06 – 10.00	4.97 – 5.05	4.78 – 4.98
Expected volatility	52.1% – 62.7%	49.3% – 50.9%	48.4% – 48.8%
Risk-free interest rate	0.35% – 1.54%	1.57% – 2.48%	2.65% – 3.02%
Dividend yield	0%	0%	0%

Summary of Restricted Stock Activity

Restricted stock activity was as follows (in thousands, except per share amounts):

	Restricted Stock Units	Performance Stock Units	Weighted-Average Grant Date Fair Value Per Share
	(RSU)	(PSU)	RSU	PSU
Outstanding as of December 31, 2019	—	—	—	—
Granted	49	25	$50.69	$52.55
Vested	(5)	—	$(43.26)	—
Outstanding as of December 31, 2020	44	25

Summary of Stock-based Compensation Expense

The following table sets forth stock-based compensation expense included in the Company’s statements of operations (in thousands):

	Years Ended December 31,
	2020	2019	2018
Cost of revenue	$255	$5	$14
Research and development	4,615	328	234
Sales and marketing	4,423	172	176
General and administrative	12,146	378	364
Total stock-based compensation expense	21,439	883	788

Employee Stock Purchase Plan (ESPP)
Summary of Estimated Fair Value Assumptions

The fair value of the stock purchase rights under the ESPP is estimated using the Black-Scholes option pricing model. For the year ended December 31, 2020, the grant date fair value was $8.00 and estimated using the following assumptions:

Expected term (in years)	0.42
Expected volatility	57.0%
Risk-free interest rate	0.12%
Dividend yield	0%